CLASS A ORDINARY SHARES (Tables)	12 Months Ended
Jun. 30, 2022
CLASS A ORDINARY SHARES.
Schedule of Pre-Funded Warrants Activities

The following table summarizes the Company’s Pre-Funded Warrants activities and status of Pre-Funded Warrants at June 30, 2022:

		Weighted	Average
		Average	Remaining
	Pre-Funded	Exercise Price	Period
Pre-Funded Warrants	Warrants	Per Share	(Years)
Outstanding as of June 30, 2020	—	$—	—
Issued	2,800,000	0.01	—
Forfeited	—	—	—
Exercised	(1,330,000)	0.01	—
Expired	—	—	—
Outstanding as of June 30, 2021	1,470,000	$0.01	5.46
Issued	—	—	—
Forfeited	—	—	—
Exercised	(1,470,000)	$0.01	—
Expired	—	—	—
Outstanding as of June 30, 2022	—	$—	—